Equity-Based Compensation - Summary of UAR activity (Details) - Vacasa Holdings LLC - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of units:
Balance at the ending	13,520
Unit Appreciation Rights ("UARs")
Number of units:
Balance at the beginning	13,345	17,358
Granted	821	2,451	4,988
Forfeited or expired	(646)	(6,464)
Balance at the ending	13,520	13,345	17,358
Weighted Average Exercise Price
Balance at the beginning	$ 1.07	$ 1.07
Granted	1.92	1.13
Forfeited or expired	1.16	1.10
Balance at the ending	$ 1.11	$ 1.07	$ 1.07
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	6 years	7 years	7 years